Income Taxes - Schedule of Components Of Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax before adjustment	$ 15.3	$ 18.8	$ 15.8
Total permanent differences and nondeductible items	4.6	(1.1)	(1.6)
Valuation allowance reversal	(3.6)
Total Income tax expense	16.3	17.7	14.2
The Netherlands [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax before adjustment	8.6	10.4	10.8
USA [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax before adjustment	3.1	3.3	2.7
Malaysia [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax before adjustment	2.2	3.8	2.7
Belgium [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax before adjustment	1.7	1.3	(0.4)
United Kingdom [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax before adjustment	$ (0.3)